Income Taxes (Tables)	12 Months Ended
Dec. 31, 2020
Major components of tax expense (income) [abstract]
Income tax expense (benefit)
	December 31, 2020	December 31, 2019	December 31, 2018
Current tax expense (benefit)
Current period	$-	$47	$803

Deferred tax expense (benefit)
Current period	2,096	(350)	(3,372)
Prior period tax adjustments	(27)	188	-
Total income tax expense (benefit)	$2,069	$(115)	$(2,569)

Reconciliation of income taxes
	December 31, 2020	December 31, 2019	December 31, 2018
Loss before tax	$(2,312)	$(12,469)	$(20,159)
Statutory income tax rate	25%	25%	19%
Expected income tax (benefit)	$(578)	$(3,117)	$(3,830)
Increase (decrease) resulting from:
Non-taxable items	2,005	118	1,281
Change in unrecognized deferred tax assets	534	1,335	4,365
Tax rate changes, tax rate differences	135	1,361	(1,012)
Prior period tax adjustments	(27)	188	(3,373)
Total income tax expense (benefit)	$2,069	$(115)	$(2,569)

Components of deferred tax assets and liabilities
	December 31, 2020	December 31, 2019
Deferred tax assets are attributable to the following:

Property, plant and equipment	$869	$786
Loss carryforwards	793	2,385
Other	2,898	1,428
Deferred tax assets	4,560	4,599
Set-off of tax	(4,560)	(1,758)
Net deferred tax asset	$-	$2,841

	December 31, 2020	December 31, 2019
Deferred tax liabilities are attributable to the following:

Property, plant and equipment	$(5,552)	$(4,263)
Mineral properties	(1,741)	(1,741)
Long-term debt	(322)	(322)
Other	(968)	(227)
Deferred tax liabilities	(8,583)	(6,553)
Set-off of tax	4,560	1,758
Net deferred tax liability	$(4,023)	$(4,795)

Movement of deferred tax assets and liabilities
	Balance December 31, 2019	Recognized in net income (loss)	Acquired in a business combination	Balance December 31, 2020

Property, plant and equipment	$786	$83	$-	$869
Loss carryforwards	2,385	(1,592)	-	793
Other	1,428	1,470	-	2,898
Property, plant and equipment	(4,263)	(1,289)	-	(5,552)
Mineral properties	(1,741)	-	-	(1,741)
Long-term debt	(322)	-	-	(322)
Other	(227)	(741)	-	(968)
	$(1,954)	$(2,069)	$-	$(4,023)

	Balance December 31, 2018	Recognized in net income (loss)	Acquired in a business combination	Balance December 31, 2019

Property, plant and equipment	$580	$206	$-	$786
Loss carryforwards	720	1,665	-	2,385
Other	333	1,095	-	1,428
Property, plant and equipment	-	(3,870)	(393)	(4,263)
Mineral properties	-	-	(1,741)	(1,741)
Long-term debt	-	-	(322)	(322)
Other	(1,075)	1,065	(217)	(227)
	$558	$161	$(2,673)	$(1,954)

Loss carryforwards
	December 31, 2020	December 31, 2019

Deductible temporary differences	103,894	102,519
Tax losses	24,204	19,779
	128,098	122,298